PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES
PREPAID EXPENSES

6)  PREPAID EXPENSES

a)   Accounting policy

These are stated at amounts effectively disbursed referring to services contracted but not yet incurred. Prepaid expenses are allocated to the income statements to the extent that related services are rendered, and economic benefits are obtained.

b)   Breakdown

	12.31.18	12.31.17
Advertising and publicity	252,900	336,295
Insurance	24,867	36,941
Rental	32,792	29,713
Software and networks maintenance	17,485	12,375
Incremental costs - IFRS 15 (Note 2.f)	255,391	—
Financial charges	43,853	2,592
Personal	33,970	28,178
Taxes and other	54,717	23,461
Total	715,975	469,555

Current	581,743	446,439
Non-current	134,232	23,116